Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2005 Fund	May 30, 2023
Fidelity Freedom Index 2005 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.52%)
Past 5 years	2.01%
Past 10 years	3.41%
Fidelity Freedom Index 2005 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.60%)
Past 5 years	0.67%
Past 10 years	2.41%
Fidelity Freedom Index 2005 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.66%)
Past 5 years	1.24%
Past 10 years	2.39%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F1900
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	2.17%
Past 10 years	3.80%